Consolidated Statements of Comprehensive Loss In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenues
Sales of PV modules	$ 2,066,638	12,510,809	10,989,767	14,397,086
Sales of PV systems	67,501	408,630	171,013	53,731
Other revenues	82,372	498,654	231,148	227,148
Total net revenues	2,216,511	13,418,093	11,391,928	14,677,965
Cost of revenues
Cost of PV modules sales	1,830,076	11,078,733	11,329,951	11,905,502
Cost of PV systems sales	61,838	374,350	155,310	43,280
Cost of other revenues	83,611	506,156	275,468	279,504
Total cost of revenues	1,975,525	11,959,239	11,760,729	12,228,286
Gross profit (loss)	240,986	1,458,854	(368,801)	2,449,679
Operating expenses
Selling expenses	175,804	1,064,263	893,332	818,022
General and administrative expenses	122,433	741,168	804,587	602,728
Research and development expenses	47,666	288,558	187,538	284,909
Provision for doubtful accounts receivable	506	3,065	68,561	38,988
Impairment of goodwill				273,382
Impairment of long-lived assets		0	200,497	2,275,024
Provision for inventory purchase commitments	79,320	480,182		851,694
Total operating expenses	425,729	2,577,236	2,154,515	5,144,747
Loss from operations	(184,743)	(1,118,382)	(2,523,316)	(2,695,068)
Other income (expense)
Equity in income (losses) of affiliates, net	198	1,197	507	(9,557)
Interest expense	(160,496)	(971,597)	(897,124)	(626,737)
Interest income	5,182	31,372	46,446	28,852
Foreign currency exchange losses	(5,324)	(32,230)	(78,599)	(190,475)
Gain on bargain purchase from an acquisition				52,202
Other income	10,864	65,767	54,457	41,593
Loss before income taxes	(334,319)	(2,023,873)	(3,397,629)	(3,399,190)
Income tax benefit (expense)	(5,125)	(31,025)	205,742	133,413
Net loss	(339,444)	(2,054,898)	(3,191,887)	(3,265,777)
Less: Loss attributable to the noncontrolling interests	18,249	110,473	127,475	56,866
Net loss attributable to Yingli Green Energy	(321,195)	(1,944,425)	(3,064,412)	(3,208,911)
Basic and diluted loss per ordinary share (in CNY and dollars per share)	$ (2.05)	(12.41)	(19.59)	(20.46)
Net loss	(339,444)	(2,054,898)	(3,191,887)	(3,265,777)
Foreign currency exchange translation adjustment, net of nil tax	8,109	49,089	115,598	70,166
Cash flow hedging derivatives, net of nil tax	(177)	(1,070)	1,513	556
Comprehensive loss	(331,512)	(2,006,879)	(3,074,776)	(3,195,055)
Less: Comprehensive loss attributable to the noncontrolling interest	18,990	114,959	108,749	65,960
Comprehensive loss attributable to Yingli Green Energy	$ (312,522)	(1,891,920)	(2,966,027)	(3,129,095)